Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Equity Method Investments and Debt Investments
The Group’s long-term investments primarily consist of equity method inv
estments and debt investments.

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB

Equity investments – equity method	—	2,714
Available-for-sale debt securities	114,432	106,804

	114,432	109,518

Schedule of Debt Securities and Available for Sale
The Company’s AFS debt investments all include substantive liquidation preference and redemption provision and is redeemable at the option of the investor.

	As of
	December 31,			June 30,
	2024			2025
	RMB			RMB
	Initial cost	Net cumulative fair value adjustments	Carrying value	Initial cost	Net cumulative fair value adjustments	Carrying value
Available-for-sale debt securities
Shanghai Jiayang Information System Co., Ltd (1)	55,000	6,426	61,426	55,000	5,929	60,929
Guangzhou Tale Base Technology Co., Ltd (2)	31,400	(1,636)	29,764	31,400	(6,481)	24,919
Beijing Lingdai (3)	31,980	(13,999)	17,981	31,980	(14,701)	17,279
Others (4)	20,376	(15,115)	5,261	20,376	(16,699)	3,677

	138,756	(24,324)	114,432	138,756	(31,952)	106,804

(1)
On September 28, 2021, Jiangsu Radnova entered into a share purchase agreement and a share transfer agreement to acquire 10% equity interest of Shanghai Jiayang Information System Co., Ltd (“Shanghai Jiayang”), which is principally engaged in human resource management software, at a cash consideration of RMB 55,000
(“Jiayang Investment”). The Company recognized unrealized losses of RMB
3,864 and RMB 497
in other comprehensive income/(loss) for the six months ended June 30, 2024 and 2025, respectively. Dividend of RMB
500 and nil were declared and paid by Shanghai Jiayang during the six months ended June 30, 2024 and 2025, respectively.

(2)
Jiangsu Radnova entered into a share purchase agreement and a share transfer agreement to acquire 10.02% equity interest of Guangzhou Tale Base Technology Co., Ltd (“Tale Base”), which is principally engaged in human resource management software, at a cash consideration of RMB 31,400
(“Tale Base Investment”). The Company recognized unrealized losses of RMB
603
in other comprehensive income/(loss) for the six months ended June 30, 2024. The Company recognized impairment loss of RMB
4,845
in investment losses for the six months ended June 30, 2025 as the Company has the intent to sell the impaired securities before recovery of its amortized cost basis.

(3)
On July 1, 2021, Jiangsu Radnova entered into a share purchase agreement and a share transfer agreement to acquire 19% equity interest of Beijing Lingdai, which is principally engaged in online and offline training in finance, at a cash consideration of RMB 31,980
(“Lingdai Investment”). For the six months ended June 30, 2024 and 2025, the Company recognized impairment losses of RMB
3,995 and RMB 702
in investment losses respectively, as the Company has the intent to sell the impaired securities before recovery of its amortized cost basis.

(4)
The Company recognized impairment losses of RMB
956 and RMB 1,584
in investment losses for the six months ended June 30, 2024 and 2025, respectively. The Company recognized an unrealized loss of RMB
941
and
nil
in other comprehensive income/(loss) for the six months ended June 30, 2024 and 2025, respectively.